LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED APRIL 15, 2011 TO THE

STATEMENT OF ADDITIONAL INFORMATION, DATED

JUNE 28, 2010, OF

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Effective as of the date of this supplement, in the case of Western Asset Global High Yield Bond Portfolio, and effective as of May 1, 2011, in the case of Western Asset Emerging Markets Debt Portfolio, the following text replaces the section titled “Other Accounts Managed by Portfolio Managers”:

The table below identifies, for each portfolio manager, the number of accounts (other than the fund with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated.

Data for registered investment companies is shown based on the specific portfolio managers that are named in the applicable disclosure documents. Data for other pooled investment vehicles and other accounts is reported based on Western Asset’s practice of naming a particular individual to maintain oversight responsibility for each vehicle/account. Where the named individual has been assigned primary responsibility for oversight of an other pooled investment vehicle or other account, that vehicle/account has been allocated to that individual for disclosure purposes, but not other portfolio managers that may be involved in managing that vehicle/account.

Fund	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Western Asset Emerging Markets Debt Portfolio	Stephen A. Walsh	108 registered investment companies with approximately $185.7 billion in assets under management (none of which charge a performance fee)	224 other pooled investment vehicles with approximately $108.2 billion in total assets under management (of which 6 other pooled investment vehicles with approximately $1.1 billion in total assets under management charge a performance fee)	816 other accounts with approximately $188.2 billion in total assets under management (of which 90 other accounts with approximately $24.3 billion in total assets under management charge a performance fee)

	Michael C. Buchanan	53 registered investment companies with approximately $30.7 billion in total assets under management (none of which charge a performance fee)	6 other pooled investment vehicles with approximately $3.2 billion in total assets under management (none of which charge a performance fee)	13 other accounts with approximately $1.6 billion in total assets under management (none of which charge a performance fee)

	Matthew C. Duda	3 registered investment companies with approximately $1.1 billion in total assets under management (none of which charge a performance fee)	1 other pooled investment vehicles with approximately $15.9 million in total assets under management (none of which charge a performance fee)	10 other accounts with approximately $420.6 million in total assets under management (neither of which charge a performance fee)

Fund	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
	Keith J. Gardner	44 registered investment companies with approximately $27.2 billion in total assets under management (none of which charge a performance fee)	6 other pooled investment vehicles with approximately $657.1 million in total assets under management (none of which charge a performance fee)	3 other accounts with approximately $385.6 million in total assets under management (none of which charge a performance fee)

Western Asset Global High Yield Bond Portfolio	S. Kenneth Leech	108 registered investment companies with approximately $185.7 billion in assets under management (none of which charge a performance fee)	224 other pooled investment vehicles with approximately $108.2 billion in total assets under management (of which 6 other pooled investment vehicles with approximately $1.1 billion in total assets under management charge a performance fee)	816 other accounts with approximately $188.2 billion in total assets under management (of which 90 other accounts with approximately $24.3 billion in total assets under management charge a performance fee)

	Stephen A. Walsh	108 registered investment companies with approximately $185.7 billion in assets under management (none of which charge a performance fee)	224 other pooled investment vehicles with approximately $108.2 billion in total assets under management (of which 6 other pooled investment vehicles with approximately $1.1 billion in total assets under management charge a performance fee)	816 other accounts with approximately $188.2 billion in total assets under management (of which 90 other accounts with approximately $24.3 billion in total assets under management charge a performance fee)

	Michael C. Buchanan	53 registered investment companies with approximately $30.6 billion in total assets under management (none of which charge a performance fee)	6 other pooled investment vehicles with approximately $3.2 billion in total assets under management (none of which charge a performance fee)	13 other accounts with approximately $1.6 billion in total assets under management (none of which charge a performance fee)

	Keith J. Gardner	44 registered investment companies with approximately $27.2 billion in total assets under management (none of which charge a performance fee)	6 other pooled investment vehicles with approximately $657.1 million in total assets under management (none of which charge a performance fee)	3 other accounts with approximately $385.6 million in total assets under management (neither of which charge a performance fee)

Effective as of the date of this supplement, in the case of Western Asset Global High Yield Bond Portfolio, and effective as of May 1, 2011, in the case of Western Asset Emerging Markets Debt Portfolio the following text replaces the section titled “Portfolio Manager Securities Ownership”:

The table below identifies ownership of portfolio securities by each portfolio manager as of February 28, 2010.

Fund	Portfolio Manager	Dollar Range of Ownership of Securities ($)
Western Asset Emerging Markets Debt Portfolio	Stephen A. Walsh	None
	Michael C. Buchanan	None
	Matthew C. Duda	None
	Keith J. Gardner	None
Western Asset Global High Yield Bond Portfolio	S. Kenneth Leech	None
	Stephen A. Walsh	None
	Michael C. Buchanan	None
	Keith J. Gardner	None

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